Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2024
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Calamos Nasdaq-100 Structured Alt Protection ETF - June | Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus:
Trading Symbol	CPNJ
Calamos Nasdaq-100 Structured Alt Protection ETF - September | Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus:
Trading Symbol	CPNS
Calamos Nasdaq-100 Structured Alt Protection ETF - December | Calamos Nasdaq-100 Structured Alt Protection ETF - December
Prospectus:
Trading Symbol	CPNQ
Calamos Nasdaq-100 Structured Alt Protection ETF - March | Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus:
Trading Symbol	CPNM
Calamos Nasdaq-100® Structured Alt Protection ETFTM — June [Member]
Prospectus:
Prospectus Date	Jun. 01, 2024
Calamos Nasdaq-100® Structured Alt Protection ETFTM — September [Member]
Prospectus:
Prospectus Date	Sep. 01, 2024
Calamos Nasdaq-100® Structured Alt Protection ETFTM — December [Member]
Prospectus:
Prospectus Date	Dec. 01, 2024
Calamos Nasdaq-100® Structured Alt Protection ETFTM — March [Member]
Prospectus:
Prospectus Date	Mar. 01, 2025